Intangible Assets - Amortization Expense (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INTANGIBLE ASSETS [Abstract]
Favorable lease terms	$ (1,166)	$ (3,748)	$ (10,872)
Total	$ (1,166)	$ (3,748)	$ (10,872)